Short-Term and Long-Term Debt (Composition of Short-Term Debt and Weighted Average Contract Interest Rate on Short-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Short-term Debt [Line Items]
Short-term Debt	¥ 309,549	¥ 306,754
Weighted average rate	2.50%	2.30%
Japan | Bank Borrowings
Short-term Debt [Line Items]
Short-term Debt	¥ 121,870	¥ 83,940
Weighted average rate	1.90%	2.00%
Japan | Commercial Paper
Short-term Debt [Line Items]
Short-term Debt	¥ 38,598	¥ 51,597
Weighted average rate	0.00%	0.00%
Overseas | Bank Borrowings
Short-term Debt [Line Items]
Short-term Debt	¥ 146,618	¥ 167,920
Weighted average rate	3.70%	3.10%
Overseas | Commercial Paper
Short-term Debt [Line Items]
Short-term Debt	¥ 2,463	¥ 3,297
Weighted average rate	3.30%	3.50%